Tradr 2X Long UPST Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$63,768,483
TOTAL NET ASSETS — 100.0%	$63,768,483

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Upstart Holdings, Inc.	Receive	9.15% (OBFR01* + 550bps)	At Maturity	9/16/2026	$94,129,515	$-	$(23,947,770)
Marex	Upstart Holdings, Inc.	Receive	8.65% (OBFR01* + 500bps)	At Maturity	7/10/2026	32,268,729	-	7,906,003
TOTAL EQUITY SWAP CONTRACTS								$(16,041,767)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.